Via EDGAR and Courier

April 11, 2016

Kim McManus

Rahul Patel

U.S. Securities and Exchange Commission

100 F Street N.E.

Mail Stop 3010CF/AD8

Washington, DC 20549

Re:	Resource Apartment REIT III, Inc. Amendment No. 2 to Registration Statement on Form S-11 Filed March 4, 2016 (“Confidential Submission”) File No. 333-207740

Dear Ms. McManus and Mr. Patel:

On behalf of our client, Resource Apartment REIT III, Inc. (“we,” “us” or the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find attached and as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR, a complete copy of the Company’s Pre-Effective Amendment No. 3 to the Registration Statement on Form S-11 (the “Amended Registration Statement”).

The Amended Registration Statement includes revisions in response to the comment letter from the staff of the SEC’s Division of Corporation Finance (the “Staff”) to Kevin M. Finkel, Chief Executive Officer of the Company, dated March 23, 2016 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of the Amended Registration Statement along with four additional copies marked to show changes from the Company’s Pre-Effective Amendment No. 2 to the Registration Statement on Form S-11 filed with the Commission on March 4, 2016, together with copies of this response letter as filed with the SEC. The page numbers included in our responses refer to the clean, unmarked courtesy copies of the Amended Registration Statement.

Estimated Use of Proceeds, page 75

1.	Please revise the table regarding the Class T shares to appropriately reference footnote 6, rather than footnote 7.

Response: The Company has made the requested revision. Please refer to page 76 of the Amended Registration Statement.

Kim McManus, Esq.

U.S. Securities and Exchange Commission

April 11, 2016

Investment Objectives and Policies, page 113

Experience Buying, Improving and Selling Discounted Real Estate…, page 119

2.	We note your response to comment 7 and your revised table starting on page 120. We also note your disclosure of adverse business developments for investment programs sponsored by your sponsor and its affiliates on page 145. With respect to each of the selling entities in your table that are not otherwise discussed on page 145, please balance the disclosure by discussing any material adverse business developments of each selling entity or advise.

Response: The Company has made the requested revision. Please refer to page 145 of the Amended Registration Statement.

I would be happy to provide any additional information that might assist you in connection with this matter. Please feel free to contact me by email at andrew.davisson@dlapiper.com or by phone at (919) 786-2052 with any questions or additional comments.

Very truly yours,

DLA PIPER LLP (US)

/s/ Andrew M. Davisson

Andrew M. Davisson